RELATED PARTY TRANSACTIONS	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023	Dec. 31, 2023
RELATED PARTY TRANSACTIONS

NOTE 15. RELATED PARTY TRANSACTIONS

The Company has not historically operated as a separate, stand-alone company and, accordingly has had various relationships with HCMC whereby HCMC provided services to the Company as noted below. Related party transactions include allocation of general corporate expenses and advances from parent.

Allocation of General Corporate Expenses

HCMC provides human resources, accounting, payroll processing, legal and other managerial services to the Company. The accompanying condensed consolidated carve-out financial statements include allocations of these expenses.

Management adopted a proportional cost allocation method to allocate HCMC expenses to the Company. The allocation method calculates the appropriate share of overhead costs to the Company based on management’s estimate that the sum of management time and resources spent managing the Company is approximately equal to the amount of time and resources spent managing HCMC and its subsidiaries. As a result, 50% of HCMC overhead on a weighted average basis was allocated to the Company based on the fact that management spent equal amount of time to manage HCMC and the Company. The Company believes the allocation methodology used is reasonable and has been consistently applied, and results in an appropriate allocation of costs incurred. However, these allocations may not be indicative of the cost had the Company been a stand-alone entity or of future services. HCMC allocated $0.7 million for the three months ended March 31, 2024 and 2023, respectively. Such amounts will not be cash settled and are included in the Net Parent’s Investment.

Investment by Parent

For the three months ended March 31, 2024, the net operating expenses of $0.7 million incurred by HCMC on behalf of the Company was included in the Net Parent’s Investment. For the three month ended March 31, 2023, $0.7 million net operating expenses incurred by HCMC on behalf of the Company, and $0.1 million HCMC loan payment on behalf of Green’s Natural Foods were included in the Net Parent’s Investment.

Intercompany Receivable and Payable

There is no intercompany agreement between the Company and HCMC. Management has determined those intercompany receivables and payables will be settled within twelve months after the balance sheet date. As a result, the Company’s intercompany balances are reflected as “due to” or “due from” accounts in the condensed consolidated carve-out balance sheets. The Company had a net receivable balance of $4.7 million and $3.8 million from HCMC as of March 31, 2024 and December 31, 2023, respectively.

NOTE 15. RELATED PARTY TRANSACTIONS

The Company has not historically operated as a separate, stand-alone company and, accordingly has had various relationships with HCMC whereby HCMC provided services to the Company as noted below. Related party transactions include allocation of general corporate expenses and advances from parent.

Allocation of General Corporate Expenses

HCMC provides human resources, accounting, payroll processing, legal and other managerial services to the Company. The accompanying consolidated carve-out financial statements include allocations of these expenses.

Management adopted a proportional cost allocation method to allocate HCMC expenses to the Company. The allocation method calculates the appropriate share of overhead costs to the Company based on management’s estimate that the sum of management time and resources spent managing the Company is approximately equal to the amount of time and resources spent managing HCMC and its subsidiaries. As a result, 50% of HCMC overhead on a weighted average basis was allocated to the Company based on the fact that management spent equal amount of time to manage HCMC and the Company. The Company believes the allocation methodology used is reasonable and has been consistently applied, and results in an appropriate allocation of costs incurred. However, these allocations may not be indicative of the cost had the Company been a stand-alone entity or of future services. HCMC allocated $2.5 million and $3.4 million for the years ended December 31, 2023 and 2022, respectively. Such amounts will not be cash settled and are included in the Net Parent’s Investment.

Investment by Parent

The Company received approximately $3.4 million and $13.8 million funding from HCMC to cover acquisition and any shortfalls on operating cash requirements for the years ended December 31, 2023 and 2022, respectively. For the year ended December 31, 2023, the net operating expenses of $2.5 million incurred by HCMC on behalf of the Company, $0.8 million cash advance attributable to the Ellwood Thompson’ acquisition and $0.1 million HCMC loan payment on behalf of Green’s Natural Foods were included in the Net Parent’s Investment. For the year ended December 31, 2022, $2.8 million net operating expenses incurred by HCMC on behalf of the Company, and $11.0 million cash advance attributable to the Mother Earth’s Storehouse acquisition and Green’s Natural Foods acquisition for year ended December 31, 2022 were included in the Net Parent’s Investment.

Intercompany Receivable and Payable

There is no intercompany agreement between the Company and HCMC. Management has determined those intercompany receivables and payables will be settled within twelve months after the balance sheet date. As a result, the Company’s intercompany balances are reflected as “due to” or “due from” accounts in the consolidated carve-out balance sheets. The Company had a net receivable balance of $3.8 million and $2.3 million from HCMC as of December 31, 2023 and 2022, respectively.

Greens Natural Foods, Inc. [Member]
RELATED PARTY TRANSACTIONS

NOTE 6 – RELATED PARTY TRANSACTIONS

During the three- and nine-months periods ended September 30, 2022, the Company paid approximately $45,000 $179,000, respectively in consulting fees to another company owned by a related party.